Related Party Transactions (Details Textual 6) (Interest Rate Swap [Member], USD $) In Millions, unless otherwise specified	Oct. 01, 2010 Swaps
Interest Rate Swap [Member]
Related Party Transaction [Line Items]
Interest Rate Derivatives, at Fair Value, Net, Total	$ (57.1)
Number of interest rate swaps	2